Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Gross	$ 31,236	$ 13,807
Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	123	117
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	3,465	4,046
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	170	219
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	135	177
Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,391	1,563
Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	842	362
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	25,018	7,238
Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	92	85
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross	31,601	14,090
Gross carrying amount [member] | Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	123	117
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	3,730	4,219
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	170	219
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	135	177
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,484	1,666
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	842	362
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	25,018	7,238
Gross carrying amount [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	99	92
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Gross	(365)	(283)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(265)	(173)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(93)	(103)
Impairment losses [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	$ (7)	$ (7)